Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Summary of Related Party Transactions	Amounts (paid) received by the Company for related party transactions for the periods indicated were as follows:

	Year Ended December 31,
	2023 $	2022 $	2021 $
Vessel operating expenses - technical management fee (i)	(693)	(972)	(1,008)
Strategic and administrative service fees (ii)	(35,218)	(31,280)	(33,593)
Secondment fees (iii)	—	—	(303)
Technical management fee recoveries (iv)	293	861	691
Restructuring charges (v) (note 14)	(100)	(1,822)	—
i.The cost of ship management services provided by a third party has been presented as vessel operating expenses on the Company’s consolidated statements of income (loss). The Company paid such third party technical management fees to the Manager in relation to certain vessels previously owned by Tanker Investments Ltd., which the Company acquired in 2017.
ii.The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company’s consolidated statements of income (loss). The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 11) is set and paid by Teekay or such other subsidiaries. The Company compensates Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.
iii.The Company pays secondment fees for services provided by certain employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's consolidated statements of income (loss).
iv.The Company receives reimbursements from Teekay for technical management services provided by subsidiaries of the Company. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of income (loss).
v.During the year ended December 31, 2023, the Company incurred restructuring charges of $0.1 million in relation to organizational changes made to its commercial team employed by Teekay, and during the year ended December 31, 2022, the Company incurred restructuring charges under the Management Agreement of $1.8 million in relation to organizational changes made to the Manager following Teekay's dispositions related to Teekay LNG in January 2022 (see note 14).